UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 350 Madison Avenue, 22nd Floor

         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William D'Eredita
Title:     Chief Financial Officer
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     William D'Eredita     New York, NY     February 14, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $1,838,032 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTION PERFORMANCE COS INC     COM              004933107      443    40300 SH       SOLE    1               40300        0        0
CAREMARK RX INC                COM              141705103    52521  1332000 SH       SOLE    1             1332000        0        0
COMPUTER ASSOC INTL INC        CALL             204912909    96752  3115000 SH  CALL SOLE    1             3115000        0        0
CREO INC                       COM              225606102     7875   526100 SH       SOLE    1              526100        0        0
CROMPTON CORP                  COM              227116100    55769  4726200 SH       SOLE    1             4726200        0        0
DUN & BRADSTREET CORP DEL NE   COM              26483E100    30937   518645 SH       SOLE    1              518645        0        0
EASTMAN KODAK CO               CALL             277461909    22575   700000 SH  CALL SOLE    1              700000        0        0
EFUNDS CORP                    COM              28224R101    65672  2735200 SH       SOLE    1             2735200        0        0
FAIR ISAAC CORP                COM              303250104    93671  2553750 SH       SOLE    1             2553750        0        0
FEDERAL HOME LN MTG CORP       CALL             313400901   147400  2000000 SH  CALL SOLE    1             2000000        0        0
FIRST DATA CORP                COM              319963104   147831  3475117 SH       SOLE    1             3475117        0        0
FIRST DATA CORP                CALL             319963904    62683  1473500 SH  CALL SOLE    1             1473500        0        0
GAP INC DEL                    CALL             364760908    15037   712000 SH  CALL SOLE    1              712000        0        0
HASBRO INC                     PUT              418056957     7752   400000 SH  PUT  SOLE    1              400000        0        0
HIGHLAND HOSPITALITY CORP      COM              430141101    26488  2356600 SH       SOLE    1             2356600        0        0
HOSPIRA INC                    COM              441060100    16750   500000 SH       SOLE    1              500000        0        0
IRON MTN INC PA                COM              462846106    50451  1654700 SH       SOLE    1             1654700        0        0
ISHARES TR                     PUT              464287955   152163  1175000 SH  PUT  SOLE    1             1175000        0        0
ISHARES TR                     PUT              464287955   129500  1000000 SH  PUT  SOLE    1             1000000        0        0
M D C HLDGS INC                CALL             552676908    13298   200000 SH  CALL SOLE    1              200000        0        0
MATTEL INC                     PUT              577081952     7796   400000 SH  PUT  SOLE    1              400000        0        0
NTL INC DEL                    COM              62940M104   133960  1836080 SH       SOLE    1             1836080        0        0
PFIZER INC                     CALL             717081903    13445   500000 SH  CALL SOLE    1              500000        0        0
PFIZER INC                     CALL             717081903     3428   127500 SH  CALL SOLE    1              127500        0        0
PRECISION CASTPARTS CORP       COM              740189105    90572  1379000 SH       SOLE    1             1379000        0        0
R H DONNELLEY CORP             COM NEW          74955W307    82317  1394035 SH       SOLE    1             1394035        0        0
SIRVA INC                      COM              82967Y104     3300   171700 SH       SOLE    1              171700        0        0
STMICROELECTRONICS N V         PUT              861012952    27280  1412000 SH  PUT  SOLE    1             1412000        0        0
TXU CORP                       COM              873168108    91416  1416000 SH       SOLE    1             1416000        0        0
TXU CORP                       CALL             873168908    71016  1100000 SH  CALL SOLE    1             1100000        0        0
TXU CORP                       PUT              873168958    10168   157500 SH  PUT  SOLE    1              157500        0        0
UNIFI INC                      COM              904677101     3830  1000000 SH       SOLE    1             1000000        0        0
USA MOBILITY INC               COM              90341G103    49213  1393755 SH       SOLE    1             1393755        0        0
WYNN RESORTS LTD               COM              983134107    54723   817744 SH       SOLE    1              817744        0        0